Composition of Certain Financial Statement Captions - Schedule of accrued liabilities (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Accrued Expenses [Abstract]
Payment processing fees liability	$ 2,428	$ 2,267	$ 1,858
Commission and bonus	2,653	320	2,365
Accrued payment related to acquisition of Vital Score	350	350
Vacation	543	417	402
Other	2,044	1,744	1,763
Total	$ 8,018	$ 5,098	$ 6,388